GUARANTEE RECEIVABLE - Movement of Uncollectible Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement of allowance for uncollectible receivables
Balance at beginning of year	¥ (3,331)	¥ (3,017)
Addition in the current year	(65,785)	(3,135)
Write-off	5,457	2,821
Balance at end of year	¥ (63,659)	¥ (3,331)